UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2007

Check here if Amendment: ____; Amendment Number:  _____
  This Amendment (Check only one.)  ___  is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Falcon Point Capital, LLC
Address:  Two Embarcadero Center, Suite 1300
          San Francisco, CA  94111

Form 13F File Number:    28-4994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William Ellison Grayson
Title:    President
Phone:    415-782-9600
Signature, Place and Date of Signing:
     William Ellison Grayson       San Francisco, CA   January 29, 2008
          [Signature]              [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      120

Form 13F Information Table Value Total:      $96,265(X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.
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
NAME OF ISSUER              TITLE  CUSIP      VALUE      SHARES           INV.  OTHE  VOTING
                            OF                X1000                       DISC  R     AUTH
                            CLASS                                         .     MGR
                                                                                      SOLE
AAR Corp.                   COM    000361105   $1,987     52,251     SH   Sole         52,251
ADC Telecommunications,     COM    000886309   $621       39,960     SH   Sole         39,960
Inc.
AMN Healthcare Services,    COM    001744101   $336       19,579     SH   Sole         19,579
Inc.
Acacia Research - Acacia    COM    003881307   $601       66,953     SH   Sole         66,953
Techn
Affiliated Managers Group   COM    008252108   $1,077     9,166      SH   Sole         9,166
Allis-Chalmers Energy Inc.  COM    019645506   $271       18,339     SH   Sole         18,339
Amdocs Limited              COM    g02602103   $517       15,008     SH   Sole         15,008
American Oriental           COM    028731107   $744       67,119     SH   Sole         67,119
Bioengineeri
Apollo Group Inc.           COM    037604105   $560       7,980      SH   Sole         7,980
Argon ST INC                COM    040149106   $790       42,582     SH   Sole         42,582
Black Box Corp.             COM    091826107   $740       20,447     SH   Sole         20,447
Bluephoenix Solutions Ltd   COM    m20157109   $1,622     89,534     SH   Sole         89,534
C R A International, Inc.   COM    12618t105   $1,024     21,501     SH   Sole         21,501
Carrizo Oil & Gas Inc.      COM    144577103   $614       11,222     SH   Sole         11,222
Cellcom Israel Ltd          COM    M2196U109   $642       20,226     SH   Sole         20,226
Chicago Bridge & Iron-NY    COM    167250109   $689       11,401     SH   Sole         11,401
SHR
China Security &            COM    16942J105   $1,128     51,662     SH   Sole         51,662
Surveillance
China.com Corporation       COM    g2108n109   $177       36,380     SH   Sole         36,380
Cisco Systems Inc.          COM    17275R102   $716       26,440     SH   Sole         26,440
City Telecom (HK) Ltd ADR   COM    178677209   $259       45,861     SH   Sole         45,861
Comtech Group               COM    205821200   $789       48,965     SH   Sole         48,965
Comverse Technology Inc.    COM    205862402   $400       23,189     SH   Sole         23,189
Conceptus Inc               COM    206016107   $364       18,902     SH   Sole         18,902
Crown Holdings Inc.         COM    228368106   $602       23,459     SH   Sole         23,459
Cybersource Corp.           COM    23251j106   $1,190     66,957     SH   Sole         66,957
Cypress Semiconductor       COM    232806109   $666       18,498     SH   Sole         18,498
Corp.
D R S Technologies Inc.     COM    23330X100   $326       6,003      SH   Sole         6,003
Darling International       COM    237266101   $821       71,024     SH   Sole         71,024
Dealertrack Holdings Inc    COM    242309102   $2,057     61,464     SH   Sole         61,464
Devry, Inc.                 COM    251893103   $789       15,180     SH   Sole         15,180
Digital River Inc           COM    25388b104   $249       7,542      SH   Sole         7,542
Durect Corp.                COM    266605104   $1,605     249,637    SH   Sole         249,637
Equinix Inc                 COM    29444u502   $301       2,977      SH   Sole         2,977
Falconstor Software Inc     COM    306137100   $671       59,555     SH   Sole         59,555
Flir Systems                COM    302445101   $1,113     35,544     SH   Sole         35,544
General Cable Corp.         COM    369300108   $922       12,583     SH   Sole         12,583
Geoeye Inc                  COM    37250w108   $593       17,620     SH   Sole         17,620
Gilead                      COM    375558103   $770       16,744     SH   Sole         16,744
Goldman Sachs Group Inc     COM    38141g104   $413       1,920      SH   Sole         1,920
Google Inc. Class A         COM    38259p508   $1,194     1,727      SH   Sole         1,727
Harmonic, Inc.              COM    413160102   $505       48,234     SH   Sole         48,234
Hub Group, Inc.             COM    443320106   $778       29,255     SH   Sole         29,255
Icon PLC - Sponsored ADR    COM    45103t107   $1,611     26,040     SH   Sole         26,040
Infospace.com               COM    45678t201   $735       39,112     SH   Sole         39,112
Interdigital Inc.           COM    45867g101   $394       16,903     SH   Sole         16,903
Intermap Technologies Corp  COM    458977204   $796       75,620     SH   Sole         75,620
Internap Networks           COM    45885a300   $496       59,529     SH   Sole         59,529
Intersil Holdings Corp.     COM    46069S109   $796       32,534     SH   Sole         32,534
Invitrogen Corp             COM    46185r100   $794       8,502      SH   Sole         8,502
Jacobs Engineering Group    COM    469814107   $478       4,998      SH   Sole         4,998
Inc.
Kenexa Corp                 COM    488879107   $1,184     60,982     SH   Sole         60,982
Lexington Realty Trust      COM    529043101   $657       45,155     SH   Sole         45,155
MPS Group, Inc.             COM    553409103   $347       31,708     SH   Sole         31,708
Magma Design Automation     COM    559181102   $477       39,039     SH   Sole         39,039
Marchex Inc.                COM    56624r108   $516       47,533     SH   Sole         47,533
MetroPCS Communications,    COM    591708102   $850       43,688     SH   Sole         43,688
Inc.
Microsoft Corp.             COM    594918104   $816       22,930     SH   Sole         22,930
Mid-America Apartment       COM    59522J103   $623       14,570     SH   Sole         14,570
Communities Inc.
Mosys Inc                   COM    619718109   $313       64,438     SH   Sole         64,438
NII Holdings, Inc. - Class  COM    62913f201   $1,273     26,343     SH   Sole         26,343
B
NXStage Medical Inc         COM    67072V103   $477       31,474     SH   Sole         31,474
Netease.com Inc ADR         COM    64110w102   $522       27,533     SH   Sole         27,533
Network Equip. Tech., Inc.  COM    641208103   $607       72,050     SH   Sole         72,050
Nokia Corporation           COM    654902204   $1,018     26,525     SH   Sole         26,525
Online Resources            COM    68273G101   $361       30,287     SH   Sole         30,287
Corporation
Otelco Inc.                 COM    688823202   $1,433     102,926    SH   Sole         102,926
PMC-Sierra Inc.             COM    69344F106   $231       35,371     SH   Sole         35,371
PerkinElmer Inc.            COM    714046109   $422       16,210     SH   Sole         16,210
Pharm. Product              COM    717124101   $476       11,780     SH   Sole         11,780
Physicians Formula          COM    719427106   $358       30,133     SH   Sole         30,133
Holdings
Plexus Corp.                COM    729132100   $424       16,130     SH   Sole         16,130
Power Integrations, Inc.    COM    739276103   $2,134     61,985     SH   Sole         61,985
Pozen                       COM    73941u102   $242       20,174     SH   Sole         20,174
Priceline.com Inc.          COM    741503403   $2,569     22,370     SH   Sole         22,370
Providence Service Corp     COM    743815102   $597       21,216     SH   Sole         21,216
Reddy Ice Holdings, Inc.    COM    75734r105   $1,273     50,310     SH   Sole         50,310
Rowan Companies, Inc.       COM    779382100   $352       8,933      SH   Sole         8,933
Seagate Technology          COM    G7945J104   $758       29,734     SH   Sole         29,734
Shanda Interactive Enter-   COM    81941q203   $695       20,854     SH   Sole         20,854
ADR
Smith Micro Software        COM    832154108   $828       97,771     SH   Sole         97,771
Sterling Construction Co.   COM    859241101   $371       16,983     SH   Sole         16,983
Tekelec                     COM    879101103   $379       30,282     SH   Sole         30,282
Tessera Technologies Inc.   COM    88164L100   $754       18,129     SH   Sole         18,129
Transocean Inc              COM    g90073100   $556       3,886      SH   Sole         3,886
Trident Microsystems, Inc.  COM    895919108   $350       53,304     SH   Sole         53,304
UTI Worldwide               COM    G87210103   $436       22,243     SH   Sole         22,243
United Online Inc           COM    911268100   $375       31,752     SH   Sole         31,752
Urban Outfitters Inc.       COM    917047102   $629       23,068     SH   Sole         23,068
Urstadt Biddle Properties   COM    917286205   $797       51,440     SH   Sole         51,440
Vasco Data Security         COM    92230y104   $1,548     55,450     SH   Sole         55,450
Internatio
Verigy Ltd                  COM    Y93691106   $339       12,469     SH   Sole         12,469
Verisign                    COM    92343E102   $565       15,023     SH   Sole         15,023
Visual Sciences, Inc.       COM    92845h108   $386       20,911     SH   Sole         20,911
Website Pros Inc.           COM    94769v105   $1,758     151,395    SH   Sole         151,395
Yahoo! Inc.                 COM    984332106   $424       18,222     SH   Sole         18,222
Zebra Technologies Corp.    COM    989207105   $1,301     37,503     SH   Sole         37,503
iRobot Corp                 COM    462726100   $283       15,660     SH   Sole         15,660
Lasalle Hotel Properties    PRD    517942504   $935       50,000     SH   Sole         50,000
Prefe
Agere Systems  12/15/09     CVBON  00845VAA8   $1,009     1,000,000  PRN  Sole
6.50%                       D                                                         1,000,000
Charles River 2.875%        CVBON  159852AA0   $1,011     750,000    PRN  Sole         750,000
6/15/34                     D
Ciena 3.75% '08             CVBON  171779AA9   $1,045     1,050,000  PRN  Sole
                            D                                                         1,050,000
Digital River               CVBON  25388BAB0   $1,020     1,000,000  PRN  Sole
                            D                                                         1,000,000
Durect Corp                 CVBON  266605AB0   $2,034     1,000,000  PRN  Sole
                            D                                                         1,000,000
Emcore Corp 5.5% 5/15/2011  CVBON  290846AC8   $1,087     500,000    PRN  Sole         500,000
                            D
Hercules II 6/30/29 6.5%    CVBON  427056BC9   $1,495     1,769,000  PRN  Sole
                            D                                                         1,769,000
Level 3 Comm Inc. 6% due    CVBON  52729NAS9   $890       1,000,000  PRN  Sole
3/15/                       D                                                         1,000,000
NII Holdings 2.75%          CVBON  62913FAF9   $609       500,000    PRN  Sole         500,000
                            D
NII Holdings 3.125%         CVBON  62913FAJ1   $643       750,000    PRN  Sole         750,000
                            D
QLT Inc Due: 9/15/23 3%     CVBON  746927AB8   $435       450,000    PRN  Sole         450,000
                            D
Richardson Electronics 7    CVBON  763165AD9   $1,325     1,425,000  PRN  Sole
3/4%                        D                                                         1,425,000
Sonic Automotive 5.25%      CVBON  83545GAE2   $980       1,000,000  PRN  Sole
                            D                                                         1,000,000
Standard Motor Products     CVBON  853666AB1   $960       1,000,000  PRN  Sole
6.75%                       D                                                         1,000,000
Carriage Service Cap        CVPFD  14444t309   $1,243     30,125     SH   Sole         30,125
Continental Air 6%          CVPFD  210796306   $964       30,000     SH   Sole         30,000
11/15/30
Crown Castle Int Pfd 6.25%  CVPFD  228227401   $1,437     23,700     SH   Sole         23,700
due
Felcor Lodging              CVPFD  31430f200   $994       48,200     SH   Sole         48,200
Newell Rubbermaid QUIPS     CVPFD  651195307   $1,378     30,200     SH   Sole         30,200
Quadramed Corp 5.5%         CVPFD  74730W408   $1,155     55,000     SH   Sole         55,000
Six Flags 7.25% 8/15/09     CVPFD  83001p505   $646       45,000     SH   Sole         45,000
United Rentals 6.5% 8/1/28  CVPFD  91136h306   $553       13,166     SH   Sole         13,166


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